Related Party Balances and Transactions - Schedule of Transactions with Related Parties (Details) - Related Party [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses (1):
Cost of revenues	[1]	$ 58	$ 205	$ 213
Operating expenses:
Research and development, net		118	249	470
Sales and marketing		663	119	166
General and administrative		15	545	360
Capital expenses				$ 13

[1]	Including utilities expenses charged to the related party and reimbursed by the Company.